Accounting for Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Accounting for Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net notional volume buy/(sell) of NRG Yield's open derivative transactions broken out by commodity
The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of December 31, 2016 and 2015:

		Total Volume
		December 31, 2016	December 31, 2015
Commodity	Units	(In millions)
Natural Gas	MMBtu	3	4
Interest	Dollars	$2,070	$1,991

Fair value within the derivative instrument valuation on the balance sheets
The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets	Derivative Liabilities
	December 31, 2016	December 31, 2016	December 31, 2015
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$—	$26	$34
Interest rate contracts long-term	1	39	56
Total Derivatives Designated as Cash Flow Hedges	1	65	90
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	—	5	3
Interest rate contracts long-term	—	5	5
Commodity contracts current	2	1	2
Total Derivatives Not Designated as Cash Flow Hedges	2	11	10
Total Derivatives	$3	$76	$100

Offsetting of derivatives by counterparty master agreement level and collateral received or paid
The following table summarizes the offsetting of derivatives by counterparty master agreement level as of December 31, 2016:

	Gross Amounts Not Offset in the Statement of Financial Position
As of December 31, 2016	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Net Amount
Commodity contracts:	(In millions)
Derivative assets	$2	$—	$2
Derivative liabilities	(1)	—	(1)
Total commodity contracts	1	—	1
Interest rate contracts:
Derivative assets	1	(1)	—
Derivative liabilities	(75)	1	(74)
Total interest rate contracts	(74)	—	(74)
Total derivative instruments	$(73)	$—	$(73)

Effects of NRG Yield's accumulated OCI balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax
The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Year ended December 31,
	2016	2015	2014
	(In millions)
Accumulated OCL beginning balance	$(83)	$(76)	$(16)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	13	14	14
Mark-to-market of cash flow hedge accounting contracts	—	(21)	(74)
Accumulated OCL ending balance, net of income tax benefit of $16, $16 and $6, respectively	$(70)	$(83)	$(76)
Accumulated OCL attributable to noncontrolling interests	(42)	(56)	(67)
Accumulated OCL attributable to NRG Yield, Inc.	$(28)	$(27)	$(9)
Losses expected to be realized from OCL during the next 12 months, net of income tax benefit of $3	$16

Amounts reclassified from accumulated OCL into income and amounts recognized in income from the ineffective portion of cash flow hedges are recorded to interest expense. There was no ineffectiveness for the years ended December 31, 2016, 2015 and 2014.
Accounting guidelines require a high degree of correlation between the derivative and the hedged item throughout the period in order to qualify as a cash flow hedge. As of December 31, 2016, the Company's regression analysis for Viento Funding II interest rate swaps, while positively correlated, did not meet the required threshold for cash flow hedge accounting. As a result, the Company de-designated the Viento Funding II cash flow hedges as of December 31, 2016, and will prospectively mark these derivatives to market through the income statement.